SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	9 Months Ended
	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 USD ($) shares
Statement [Line Items]
Excercise of Stock option share		702,500
Issue of common share	702,500	702,500
Average exercise price | $ / shares	$ 1.15
Gross proceeds from issue of share | $		$ 806
Market Offerings [Member]
Statement [Line Items]
Issue of common share	4,288,100	4,288,100
Gross proceeds from issue of share | $		$ 5,827